Share-based compensation - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025 yr salesChannel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average expected fluctuation in expense recognition	10.00%
LTIP 2021 | RSUs | First anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		34.00%
LTIP 2021 | RSUs | First anniversary of granting date | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.00%
LTIP 2021 | RSUs | Each quarter following the 1st anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		8.25%
LTIP 2021 | RSUs | Granting date | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranches | salesChannel		12
Waiting period to start vesting		3 months
Vesting period		1 year
Vesting percentage		33.00%
LTIP 2021 | RSUs | Second anniversary of granting date | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.00%
LTIP 2021 | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		100.00%
Vesting requirements anniversary of grant date options may be exercised | yr		3
LTIP 2021 | PSUs | Performance cycle 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		24 months
Vesting requirements for share-based payment arrangement, performance cycle		2 years
LTIP 2021 | PSUs | Performance cycle 1 | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, performance cycle		2 years
LTIP 2021 | PSUs | Performance cycle 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Vesting requirements for share-based payment arrangement, performance cycle		3 years
LTIP 2021 | PSUs | Performance cycle 2 | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, performance cycle		3 years
LTIP 2021 | PSUs | First anniversary of granting date | Performance cycle 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
LTIP 2021 | PSUs | First anniversary of granting date | Performance cycle 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		75.00%
LTIP 2021 | PSUs | Awards were split equal
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Service, license, and investment agreement (SLIA) 2019 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months